Financial Instruments - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 293,676
Beginning balance	(277,298)
Transfers in	0	£ 0
Transfers in	0	£ 0
Ending Balance	290,833
Ending Balance	(274,884)
Level 3 | Other financial liabilities at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	(6)
Fair value movements	5
Foreign exchange and other movements	0
Transfers in	0
Netting	(4)
Settlements	2
Ending Balance	(3)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	5
Level 3 | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	(38)
Fair value movements	5
Foreign exchange and other movements	0
Transfers in	(2)
Netting	(4)
Settlements	20
Ending Balance	(19)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	5
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	(32)
Fair value movements	0
Foreign exchange and other movements	0
Transfers in	(2)
Netting	0
Settlements	18
Ending Balance	(16)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	235
Fair value movements	(24)
Foreign exchange and other movements	5
Transfers in	0
Netting	0
Settlements	(12)
Ending Balance	204
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(19)
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Beginning balance	18
Fair value movements	1
Foreign exchange and other movements	0
Transfers in	0
Netting	0
Settlements	0
Ending Balance	19
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	1
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	309
Fair value movements	(27)
Foreign exchange and other movements	5
Transfers in	0
Netting	0
Settlements	(15)
Ending Balance	272
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(22)
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	56
Fair value movements	(4)
Foreign exchange and other movements	0
Transfers in	0
Netting	0
Settlements	(3)
Ending Balance	49
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ (4)